Pensions and Other Post-employment Benefits - Summary of Financial Assumptions in Assessing Defined Benefit Liabilities (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
UK
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Discount rate	5.50%	5.50%	4.60%
Expected pension increases	2.70%	2.90%	2.90%
Inflation rate	2.70%	2.90%	2.90%
US
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Discount rate	5.10%	5.50%	5.00%
Cash balance credit/conversion rate	4.80%	4.80%	4.00%
Inflation rate	2.50%	2.50%	2.50%
Rest of World
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Rate of increase of future earnings	3.20%	3.20%	3.20%
Discount rate	4.00%	3.30%	3.10%
Expected pension increases	2.40%	2.40%	2.50%
Cash balance credit/conversion rate	2.10%	1.10%	0.60%
Inflation rate	2.00%	1.90%	2.00%